Taxes on Income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning of year		$ 609	[1],[2]	$ 568
Additions related to tax positions taken during current year		403		41
Balance at December 31	[1],[2]	$ 1,012		$ 609

[1]	As of December 31, 2025 and 2024, unrecognized tax benefits in an amount of $264 and $256 respectively, were presented as a reduction from deferred taxes.
[2]	The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income taxes. As of December 31, 2025 the Company accrued $111.